BALANCE SHEETS (USD $)	Mar. 31, 2014	Mar. 31, 2013
Current assets
Cash	$ 27,841	$ 385,128
Prepaid expenses	45,093	10,466
Deferred offering costs (Note 2)	0	0
Restricted cash held in trust (Note 1,7)	46,000,000	46,013,666
Total Assets	46,072,934	46,409,260
Current Liabilities
Note and advances payable to affiliate (Note 4)	0	0
Loans from shareholders	500,000	0
Accrued expenses	103,981	128,097
Deferred legal fees	100,000	100,000
Warrant Liability	8,112,475	6,024,900
Total current liabilities	8,816,456	6,252,997
Commitments and Contingencies (Note 1,3,4,6)
Ordinary shares subject to possible redemption; 4,032,060 shares (at redemption value)	32,256,477	35,156,262
Shareholders' Equity:
Ordinary shares, no par value; unlimited shares authorized; 3,155,440 issued and outstanding (which excludes 4,032,060 shares subject to possible redemption as of March 31, 2014); 2,792,967 issued and outstanding as of March 31, 2013 (Note 5)	0	0
Additional paid-in capital	5,000,001	5,000,001
Deficit accumulated during the development stage	0	0
Total shareholders' equity (deficit )	5,000,001	5,000,001
Total liabilities and shareholders' equity (deficit )	$ 46,072,934	$ 46,409,260